DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT INC.
Entity Central Index Key	0001001085
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Emerging Growth Company	false
Class A Limited Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,006,110,641
Class B Limited Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	85,120